Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Cash and cash equivalents		€ 3,121.1			€ 2,259.0	[1],[2]	€ 2,906.9	[2]	€ 2,458.7	[2]
Short-term investments		913.3			1,029.3	[1]
Accounts receivable, net		1,498.2			1,740.3	[1],[3]
Finance receivables, net		611.1			59.1	[1]
Current tax assets		79.7			61.6	[1]
Contract Assets, Current		95.9			270.4	[1],[4]
Right-of-Use Assets, Non-Current		137.6			113.7	[1]
Inventories, net		3,439.5			2,955.6	[1],[5]
Deferred tax assets	[6]				0.0		0.0
Other assets		772.6	[7]		510.5	[1],[8]
Total current assets		10,531.4			8,885.8	[1]
Finance receivables, net		275.1			159.4	[1],[9]
Deferred tax assets		236.3	[7]		31.7	[1],[6],[10]	34.9	[6]
Other assets		806.1			708.2	[1],[11]
Equity Method Investments		915.8			982.2	[1]
Goodwill		4,541.1			4,541.1	[1]	4,873.9
Other intangible assets, net		1,104.0			1,166.0	[1]
Property, plant and equipment, net		1,589.5			1,600.8	[1],[12]	1,687.2	[12]
Total non-current assets		9,605.5			9,303.1	[1]
Total assets		20,136.9			18,188.9	[1]
Liabilities and shareholders’ equity
Accounts payable		964.0			837.3	[1]
Accrued and other liabilities		911.4			625.5	[1],[13]
Current tax liabilities		187.9			152.0	[1]
Current portion of long-term debt		0.0			25.2	[1]
Contract Liabilities, Current		1,728.6			1,530.0	[1]
Total current liabilities		3,791.9			3,170.0	[1]
Long-term debt		3,026.5			3,000.1	[1]
Deferred and other tax liabilities		251.2			341.1	[1]
Contract Liabilities, Noncurrent		1,224.6			622.0	[1]
Accrued and other liabilities		201.7			279.3	[1],[13]
Total non-current liabilities		4,704.0			4,242.5	[1]
Total liabilities		8,495.9			7,412.5	[1]
Issued and outstanding shares		38.6			38.8	[1]
Share premium		3,741.3			3,732.5	[1]
Treasury shares at cost		(1,621.8)			(557.9)	[1]
Retained earnings		9,197.9	[7]		7,311.5	[1]
Accumulated other comprehensive income		285.0			251.5	[1]
Total shareholders’ equity		11,641.0		€ 10,691.1	10,776.4	[1]	€ 9,972.4		€ 8,454.9
Total liabilities and shareholders’ equity		€ 20,136.9			€ 18,188.9	[1]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[6]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[7]	2.As per January 1, 2018, ASML has adopted ASU No. 2016-16 Income Taxes (ASC 740) 'Intra-Entity Transfers of Assets Other Than Inventory', adjusted to retained earnings as of January 1, 2018. See Note 1 General information / summary of significant accounting policies.
[8]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[9]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[10]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[11]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[12]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[13]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.